Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Assets
Cash and cash equivalents	$ 5,410	$ 107,624	$ 65,562
Investments	33	662	12,366
Trade accounts receivables, net	1,420	28,249	29,633
Inventories	2,214	44,034	41,023
Recoverable taxes	860	17,100	18,761
Other current financial assets	34	681	1,146
Other current assets	147	2,919	4,088
Total current assets	10,118	201,269	172,579
NON CURRENT ASSETS
Equity accounted investees	4,940	98,270	97,470
Property, plant and equipment, net	5,686	113,106	114,513
Right-of-use assets, net	2,752	54,747	52,684
Intangible assets, net	7,817	155,501	146,562
Deferred tax assets	1,108	22,043	20,521
Other non-current financial assets	1,628	32,386	22,680
Other non-current assets	379	7,526	10,532
Total non-current assets	24,310	483,579	464,962
TOTAL ASSETS	34,428	684,848	637,541
Liabilities
Short-term debt	225	4,469	3,935
Current portion of non-current debt	218	4,332	12,269
Current portion of lease liabilities	340	6,772	7,387
Interest payable	104	2,069	895
Trade payable	2,665	53,018	57,178
Accounts payable	1,114	22,150	19,498
Taxes payable	632	12,578	11,717
Other current financial liabilities	655	13,025	23,655
Total current liabilities	5,953	118,413	136,534
NON-CURRENT LIABILITIES
Non-current portion of long-term debt	9,042	179,864	101,747
Lease liabilities	2,591	51,536	47,292
Post-employment benefits	365	7,253	6,347
Deferred tax liabilities	303	6,033	6,946
Other non-current financial liabilities	252	5,022	2,481
Provisions and other non-current liabilities	480	9,540	10,443
Total non-current liabilities	13,033	259,248	175,256
TOTAL LIABILITIES	18,986	377,661	311,790
EQUITY
Capital stock	168	3,348	3,348
Additional paid-in capital	895	17,808	18,162
Retained earnings	10,931	217,430	229,794
Other comprehensive income	(43)	(843)	685
Total controlling interest	11,951	237,743	251,989
Non-controlling interest	3,491	69,444	73,762
TOTAL EQUITY	15,442	307,187	325,751
TOTAL LIABILITIES AND EQUITY	$ 34,428	$ 684,848	$ 637,541